                        MONTGOMERY INSTITUTIONAL SERIES:

                           EMERGING MARKETS PORTFOLIO


                                    [PHOTO]

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 1995

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO

                              Portfolio Investments
                         December 31, 1995--(Unaudited)

                                                                                                          Value
     Shares                                                                                              (Note 1)
     ------                                                                                              --------
COMMON STOCKS--79.0%

                      ARGENTINA--3.3%
                      -----------------------------------------------------------------------------
    932,900           Cresud+ (Real Estate)                                                             $1,268,554
  1,273,740           Dalmine Siderca, S.A. (Steel)                                                      1,235,342
    119,282           Inversiones Y Representaciones (Real Estate)                                         300,545
      3,954           Inversiones Y Representaciones,                                                      100,827
    499,788           Perez Companc, "A" Shares (Oil)                                                    2,648,479
     55,500           Telefonica de Argentina, ADR (Telecommunications)                                  1,512,375
                                                                                                        ----------
                                                                                                         7,066,122
                                                                                                        ----------
                      BANGLADESH--0.1%
                      -----------------------------------------------------------------------------
      8,700           Apex Tannery (Apparel and Textiles)                                                  164,625
     17,000           Eastern Housing Ltd. (Real Estate)                                                    55,647
                                                                                                        ----------
                                                                                                           220,272
                                                                                                        ----------
                      BRAZIL--2.2%
                      -----------------------------------------------------------------------------
 42,350,000           Telebras (Telecommunications)                                                      1,638,315
     63,200           Telebras, ADR (Telecommunications)                                                 2,994,000
                                                                                                        ----------
                                                                                                         4,632,315
                                                                                                        ----------
                      CHILE--3.6%
                      -----------------------------------------------------------------------------
     32,200           AFP Provida, ADR (Diversified Financial Services)                                    889,525
     21,600           Compania de Telefonos de Chile, ADR (Telecommunications)                           1,790,100
     16,650           Concha Y Tora S.A., ADR (Food and Beverage)                                          299,700
     92,727           Creditcorp Ltd. (Banks)                                                            1,599,541
     40,600           Enersis, S.A., ADR (Electric Utilities)                                            1,157,100
      7,534           Sociedad Quimica Minera De Chile (Chemicals)                                         354,098
     44,938           The Chile Fund (Mutual Funds)                                                      1,168,388
     26,620           The Moneda Chile Fund (Mutual Funds)                                                 276,183
                                                                                                        ----------
                                                                                                         7,534,635
                                                                                                        ----------
                      CHINA--2.6%
                      -----------------------------------------------------------------------------
  1,199,250           Guangdong Investment Holdings Ltd. (Real Estate)                                     721,178
     53,000           Huaneng Power International, ADS+ (Electric Utilities)                               761,875
    511,120           Johnson Electric Holdings Ltd., ORD (Electronics)                                    912,183
  1,352,000           M.C. Packaging of Hong Kong (Containers and Packaging)                               480,828
    814,140           Shanghai Dazhong Taxi, Class B (Trucking)                                            622,003
     41,600           Shanghai Diesel Engine, Class B (Machinery and Machine Tools)                         15,392
    574,100           Shangri-La Asia (Lodging)                                                            701,616
      1,606           Siu Fung Ceramic Holdings (Building Materials)                                           224
  4,807,000           Tian An China Investments Company (Real Estate)                                      596,795
  2,452,120           Yue Yuen Industrial Holdings (Footwear)                                              650,093
                                                                                                        ----------
                                                                                                         5,462,187
                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

                            ---------- 1 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO

                                                                                                           VALUE
     SHARES                                                                                               (NOTE 1)
     ------                                                                                               --------
                      COLOMBIA--0.7%
                      -----------------------------------------------------------------------------
     33,400           Banco de Edwards, ADR (Banks)                                                     $  655,475
     18,600           Banco Ganadero, Class C, ADR (Banks)                                                 241,800
     16,300           Banco Industrial Colombiano (Banks)                                                   57,747
     29,600           Banco Industrial Colombiano, ADR*** (Banks)                                          484,700
    277,100           Construcel (Building Materials)                                                       62,930
                                                                                                        ----------
     17,170           Noel (Food and Beverage)                                                           1,563,308
                                                                                                        ----------


                      CZECH REPUBLIC--2.2%
                      -----------------------------------------------------------------------------
      2,892           Cokoladovny (Food and Beverage)                                                      277,639
      2,100           Elektrarny Opatovice (Electric Utilities)                                            251,613
      4,900           Investicni Postovni Banka (Banks)                                                     45,571
     29,400           Komercni Banka IF, GDR (Banks)                                                       535,080
     38,709           PIF (Mutual Funds)                                                                   709,844
     45,282           SP Cesky (Mutual Funds)                                                              521,322
      7,969           SPT Telecom (Telecommunications)                                                     753,089
     14,300           The Czech Value Fund (Mutual Funds)                                                  731,088
     63,926           Vseobecny IF (Mutual Funds)                                                          321,236
     75,311           Vynosovy IF (Mutual Funds)                                                           395,393
                                                                                                        ----------
                                                                                                         4,541,875
                                                                                                        ----------

                      GREECE--0.6%
                      -----------------------------------------------------------------------------
     44,000           Aegek (Heavy Construction)                                                           378,718
      8,000           Hellenic Bottling Company (Food and Beverage)                                        261,592
      9,080           Nikas S.A. (Food and Beverage)                                                       129,490
     34,630           The Greek Progress Fund (Mutual Funds)                                               293,685
     19,450           Themeliodomi S.A. (Heavy Construction)                                               196,954
                                                                                                        ----------
                                                                                                         1,260,439
                                                                                                        ----------

                      HONG KONG--3.3%
                      -----------------------------------------------------------------------------
  1,480,000           ASM Pacific Technology (Semiconductors)                                            1,282,380
  1,191,020           CDL Hotels International Ltd. (Real Estate)                                          600,708
    429,000           Cheung Kong Holdings (Real Estate)                                                 2,613,113
    168,800           HSBC Holdings (Banks)                                                              2,554,103
                                                                                                        ----------
                                                                                                         7,050,304
                                                                                                        ----------

                      HUNGARY--0.3%
                      -----------------------------------------------------------------------------
     27,123           Egis Gyogyszergyar (Healthcare/Pharmaceuticals)                                      602,491
                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.


                            ---------- 2 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO


                                                                                                           VALUE
     SHARES                                                                                               (NOTE 1)
     ------                                                                                               --------

                      INDIA--4.0%
                      -----------------------------------------------------------------------------
      7,800           Arvind Mills, Ltd.** (Apparel and Textiles)                                       $   27,061
    231,383           Arvind Mills, Ltd., GDS (Apparel and Textiles)                                       983,378
     60,800           Bajaj Auto (Auto/Auto Parts)                                                       1,244,874
     33,800           Bharat Petroleum (Oil)                                                               226,839
    185,000           Carrier Aircon Ltd.** (Home Appliance)                                               894,355
    316,600           Floatglass** (Glass)                                                                 306,111
     27,750           Grasim Industries Ltd.** (Conglomerates)                                             424,556
     17,125           Grasim Industries Ltd., GDR (Conglomerates)                                          351,063
      8,400           Grasim Industries Ltd., GDS (Conglomerates)                                          172,200
     14,640           Housing Development and Finance Corporation (Banks)                                1,130,317
    134,300           ICI Corporation** (Banks)                                                            303,621
     36,900           Lok Housing** (Building Materials)                                                    82,898
    174,900           Mahanogar Telephone Nigam Ltd. (Electric Utilities)                                  746,054
     75,200           Tata Iron and Steel Company Ltd.+** (Steel)                                          420,213
     31,000           The Indian Hotels Company, Ltd., GDS+ (Lodging)                                      596,750
     23,100           The Indian Hotels Company, Ltd., Series S+ (Lodging)                                 444,675
                                                                                                        ----------
                                                                                                         8,354,965
                                                                                                        ----------

                      INDONESIA--3.6%
                      -----------------------------------------------------------------------------
    320,000           Asahimas Flat Glass+ (Glass)                                                         311,393
     77,700           Asia Pacific Resources, Class A+ (Pulp and Paper)                                    369,075
    187,500           Astra International (F) (Auto/Auto Parts)                                            389,515
    170,150           Bank Bali (F) (Banks)                                                                334,868
    194,500           Bank International Indonesia (F) (Banks)                                             644,364
    531,000           Bimantara (F)+ (Conglomerates)                                                       441,242
    199,750           Dankos Laboratories (F) (Healthcare/Pharmaceuticals)                                 463,011
     97,000           Hanjaya Mandala Sampoerna (F) (Tobacco)                                            1,009,665
      9,050           Indonesian Satellite, ADR (Telecommunications)                                       330,325
    263,800           Indorama (F) (Apparel and Textiles)                                                  954,710
    424,000           International Indorayon Utama (F) (Pulp and Paper)                                   445,047
    111,480           Pabrik Kertas Tjiwi Kimia (F) (Pulp and Paper)                                       102,387
    225,000           Sekar Bumi (F) (Food and Beverage)                                                   196,807
    299,500           Semen Gresik (F) (Building Materials)                                                838,312
     42,000           Tambang Timah (Glass)                                                                 51,892
     42,100           Tambang Timah, GDR*** (Glass)                                                        511,515
      5,500           Telekomunikas Indonesia, ADR (Telecommunications/ Networking)                        138,875
                                                                                                        ----------
                                                                                                         7,533,003
                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

                            ---------- 3 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO


                                                                                                           VALUE
     SHARES                                                                                               (NOTE 1)
     ------                                                                                               --------
                      ISRAEL--1.3%
                      -----------------------------------------------------------------------------
        195           Africa Israel+ (Real Estate)                                                     $   235,118
     15,471           ECI Telecommunications, Ltd. (Telecommunications)                                    353,899
      2,601           Teva Pharmaceuticals (Healthcare/Pharmaceuticals)                                  1,185,552
     19,197           Teva Pharmaceuticals, ADR (Healthcare/Pharmaceuticals)                               889,061
                                                                                                       -----------
                                                                                                         2,663,630
                                                                                                       -----------

                      JORDAN--0.4%
                      -----------------------------------------------------------------------------
     48,650           Arab International Hotels (Lodging)                                                  404,845
     36,300           Dar Aldawa (Healthcare/Pharmaceuticals)                                              394,231
                                                                                                       -----------
                                                                                                           799,076
                                                                                                       -----------

                      KOREA--5.4%
                      -----------------------------------------------------------------------------
     12,389           Hanil Iron and Steel Company (Steel)                                                 583,557
      9,854           Hankook Tire Manufacturing (Auto/Auto Parts)                                         584,321
         40           Hansol Paper, GDR (Pulp and Paper)                                                       770
     42,500           KEPCO (Electric Utilities)                                                         1,857,489
     11,100           KEPCO, ADR (Electric Utilities)                                                      296,925
     28,311           Korea Long Term Credit Bank (Banks)                                                  837,205
      1,855           Korean Mobile Telecommunications (Telecommunications)                              2,076,078
     16,660           Pohang Iron & Steel Company (Steel)                                                1,202,289
        276           Samsung Electric Ltd., ADR (Electronics)                                              25,902
         55           Samsung Electric Ltd., ADS*** (Electronics)                                            5,162
      6,203           Samsung Electronics Ltd., GDS (Electronics)                                          494,133
     10,000           Samsung Engineering and Construction, Ltd. (Heavy Construction)                       87,500
      6,007           Samsung Engineering and Construction, Ltd., New (Heavy Construction)                 155,159
     52,530           Samsung Engineering and Construction, Ltd., GDR*** (Heavy Construction)              521,588
     12,908           Samsung Engineering and Construction, Ltd., New, GDR*** (Heavy Construction)         132,307
     53,550           Shinhan Bank (Banks)                                                               1,183,875
      7,996           Shinhan Bank, New (Banks)                                                            170,959
     29,780           Shinil Engineering Company (Heavy Construction)                                      514,408
      6,034           Shinil Engineering Company, New (Heavy Construction)                                 102,673
     34,446           SsangYong Investments and Securities (Securities Brokerage)                          621,649
                                                                                                       -----------
                                                                                                        11,453,949
                                                                                                       -----------

                      MALAYSIA--11.8%
                      -----------------------------------------------------------------------------
  1,083,000           Arab Malaysian Corporation** (Diversified Financial Services)                      3,923,141
    140,000           Arab Malaysian Finance (F)** (Diversified Financial Services)                        595,346
    171,000           Arab Malaysian Merchant Bank (Banks)                                               1,952,593
    835,000           DCB Holdings Corporation** (Banks)                                                 2,432,965
    174,500           Genting Berhad (LeisureTime)                                                       1,456,629
  1,556,000           IJM Corporation Berhad** (Heavy Construction)                                      2,475,190
  3,209,000           IOI Industrial Oxygen** (Agricultural Commodities)                                 3,146,202
     20,790           BenPres Holdings, GDR+*** (Broadcasting/Advertising)                                 103,950

   The accompanying notes are an integral part of these financial statements.

                            ---------- 4 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO

                                                                                                          VALUE
     SHARES                                                                                              (NOTE 1)
    353,000           Kwong Yik Bank** (Banks)                                                         $   757,511
    396,000           Metacorp Berhad** (Chemicals)                                                      1,029,098
    736,000           Petronas Gas (Oil)                                                                 2,506,753
    330,000           Resorts World Berhad (LeisureTime)                                                 1,767,138
    189,000           Telekom Malaysia** (Telecommunications)                                            1,473,481
    225,000           United Engineers Malaysia (Heavy Construction)                                     1,435,209
                                                                                                       -----------
                                                                                                        24,951,256

                      MEXICO--4.7%
                      -----------------------------------------------------------------------------
    116,000           Cementos Mexicanos, S.A. (Building Materials)                                        381,905
    605,000           Cementos Mexicanos, S.A., Series B (Building Materials)                            2,195,723
    610,000           Grupo Financiero Banamex, Series B+ (Banks)                                        1,021,542
    294,000           Grupo Mexico, Class B (Metals and Mining)                                          1,242,307
    601,306           Industrias Penoles CPO  (Metals and Mining)                                        2,494,075
     80,000           Kimberly Clark de Mexico, Class A (Pulp and Paper)                                 1,206,999
     45,500           Telefonos de Mexico de CV S.A., Series A, ADR (Telecommunications)                 1,450,313
                                                                                                       -----------
                                                                                                         9,992,864
                                                                                                       -----------

                      PAKISTAN--0.7%
                      -----------------------------------------------------------------------------
     59,090           Adamjee Insurance Company** (Insurance)                                              176,152
     21,568           Dandot Cement+** (Building Materials)                                                 11,504
    185,240           DG Khan Cement+** (Building Materials)                                               162,416
     63,380           Engro Chemical (Chemicals)                                                           262,109
      5,900           Hub Power Company, GDR+*** (Electric Utilities)                                      102,896
     16,400           ICI Pakistan (Chemicals)                                                              29,645
     95,700           ICI Pakistan, New (Chemicals                                                        $172,992
     70,356           Khadim Ali Shah Bikhari and Company** (Securities Brokerage)                          52,434
    170,367           Nishat Textile+** (Apparel and Textiles)                                             145,641
     42,634           Pakistan State Oil** (Oil)                                                           330,205
                                                                                                       -----------
                                                                                                         1,445,994
                                                                                                       -----------

                      PERU--1.3%
                      -----------------------------------------------------------------------------
    332,117           Ferreyros (Holding)                                                                  388,021
    188,198           Southern Peru Copper Corporation (Metals and Mining)                                 661,258
    599,682           Telefonica del Peru (Telecommunications)                                           1,268,907
    157,100           Telefonica del Peru, "B" Shares (Telecommunications)                                 336,497
                                                                                                       -----------
                                                                                                         2,654,683
                                                                                                       -----------

   The accompanying notes are an integral part of these financial statements.

                            ---------- 5 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO


                                                                                                           VALUE
     SHARES                                                                                               (NOTE 1)
     ------                                                                                               --------
                      PHILIPPINES--4.1%
                      -----------------------------------------------------------------------------
  6,286,640           Aboitiz Equity Ventures+ (Conglomerates)                                          $1,198,368
     10,944           Ayala Corporation, Class B (Conglomerates)                                            13,351
    234,687           Ayala Land Inc., Class B (Real Estate)                                               286,313
    730,093           Bacnotan Cement (Building Materials)                                                 501,017
     20,790           BenPres Holdings, GDR+*** (Broadcasting/Advertising)                                 103,950
    670,000           C & P Homes (Real Estate)                                                            491,708
    350,000           DMCI Holdings (Building Materials)                                                   125,429
  3,989,500           Fillinvest Land (Real Estate)                                                      1,277,613
    354,718           Keppel Shipyards, Inc., Class B (Shipping)                                           148,757
264,093,508           Manila Mining, Class B (Metals and Mining)                                           493,350
  8,855,350           Metro Pacific Inc. (Conglomerates)                                                 1,637,379
     13,700           Philippine Long Distance Telephone (Telecommunications)                              744,281
     25,033           Philippine Long Distance Telephone, ADR (Telecommunications)                       1,354,911
                                                                                                       -----------
                                                                                                         8,642,477
                                                                                                       -----------

                      POLAND--0.1%
                      -----------------------------------------------------------------------------
     15,600           Agros Holding (Food and Beverage)                                                    130,975
                                                                                                       -----------

                      PORTUGAL--3.0%
                      -----------------------------------------------------------------------------
     11,970           Capital Portugal Fund (Mutual Funds)                                               1,057,661
     87,562           Cimpor (Building Materials)                                                        1,453,017
     81,890           Electricas Empressa Fabril de Maquinas (Heavy Construction)                          553,644
      4,000           Estoril Sol, S.A. (Photography)                                                       20,055
    137,200           Portucal Industries Empresa+ (Pulp and Paper)                                        812,785
    116,780           Sonae Investmentos (Conglomerates)                                                 2,500,698
                                                                                                       -----------
                                                                                                         6,397,860
                                                                                                       -----------

                      RUSSIA--0.6%
                      -----------------------------------------------------------------------------
      9,152           Global Telesystems Group Inc.** (Telecommunications)                                 153,388
          2           Irkutskenergo RDC (Oil Equipment and Services)                                       157,500
          5           LukOil, RDC*** (Oil)                                                                 609,375
     18,300           Mosenergo, ADS*** (Electric Utilities)                                               148,688
     10,100           The Templeton Russia Fund (Mutual Funds)                                             138,875
                                                                                                       -----------
                                                                                                         1,207,826
                                                                                                       -----------

                      SINGAPORE--1.3%
                      -----------------------------------------------------------------------------
    390,000           Far East Levingston (Heavy Construction)                                           1,833,510
    102,620           United Overseas Bank (F) (Banks)                                                     986,661
                                                                                                       -----------
                                                                                                         2,820,171
                                                                                                       -----------

   The accompanying notes are an integral part of these financial statements.


                            ---------- 6 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO


                                                                                                           VALUE
     SHARES                                                                                               (NOTE 1)
     ------                                                                                               --------
                      SOUTH AFRICA--6.4%
                      -----------------------------------------------------------------------------
     20,100           Anglo American Corporation (Conglomerates)                                        $1,213,002
     82,130           Barlow Ltd. (Building Materials)                                                   1,171,516
    706,300           Clinic Holdings (Healthcare/Pharmaceuticals)                                         687,797
  1,465,000           Highstone Property Fund (Real Estate)                                                743,451
    556,100           Lonrho Plc (Conglomerates)                                                         1,563,578
    139,643           Malbak Limited, N.P.V. (Holding)                                                     967,216
    124,893           Murray and Roberts Holdings (Conglomerates)                                          882,182
    119,800           Nampak Ltd.(Insurance)                                                               665,464
     24,300           Nampak Ltd., ADR (Insurance)                                                         134,258
      9,000           Pepsi International Bottlers+** (Food and Beverage)                                 $900,000
    128,859           Sasol Ltd.(Metals and Mining)                                                      1,055,120
    229,600           Servgro International (Consumer Services)                                          1,417,090
  1,406,140           South Africa Iron and Steel Industrial Corporation (Steel)                         1,265,160
    263,000           Waltons Stationary+ (Retail Trade)                                                   829,653
                                                                                                       -----------
                                                                                                        13,495,487
                                                                                                       -----------

                      SRI LANKA--0.2%
                      -----------------------------------------------------------------------------
     67,900           Aitken Spence and Company (Conglomerates)                                            234,918
     21,600           Development Finance Corporation of Ceylon+ (Banks)                                   119,889
     50,900           Habarana Lodge, Ltd. (Lodging)                                                        28,252
                                                                                                       -----------
                                                                                                           383,059
                                                                                                       -----------

                      TAIWAN--5.2%
                      -----------------------------------------------------------------------------
    827,089           ASE+** (Electronics)                                                               2,000,508
    242,680           Cathay Life Insurance** (Insurance)                                                1,111,702
  1,386,000           China Steel Corporation** (Steel)                                                  1,107,297
     47,248           China Steel Corporation, ADS*** (Steel)                                              820,934
    697,170           Nan Ya Plastics** (Chemicals)                                                      1,057,751
  1,299,000           Pacific Construction** (Heavy Construction)                                          928,299
    442,750           Phoenixtec Power+** (Electronics)                                                    892,412
    317,000           Taiwan Mask+** (Semiconductors)                                                      755,121
    484,200           Taiwan Semiconductor Company+** (Semiconductors)                                   1,517,173
        500           United Microelectronics Corporation** (Semiconductors)                                 1,255
     29,000           Yageo Corporation+** (Electronics)                                                    54,733
     81,825           Yageo Corporation, GDR+*** (Electronics)                                             741,539
                                                                                                       -----------
                                                                                                        10,988,724
                                                                                                       -----------

                      THAILAND--4.5%
                      -----------------------------------------------------------------------------
     81,200           Bangkok Bank Public Company Ltd. (Banks)                                             696,696
     77,800           Bangkok Bank Public Company Ltd. (F) (Banks)                                         667,524
     25,200           Bangkok Insurance Public Company, Ltd. (F) (Insurance)                               430,171
    470,800           Electricity Generating Company of Thailand (F) (Electric Utilities)               $1,607,336
     57,400           Land & House Public Company Ltd.(F) (Real Estate)                                    943,374

   The accompanying notes are an integral part of these financial statements.


                            ---------- 7 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO



                                                                                                           VALUE
     SHARES                                                                                               (NOTE 1)
     ------                                                                                               --------
     36,700           Phatra Thanakit Company Ltd.(Securities Brokerage)                                  $269,745
     33,000           Phatra Thanakit Company Ltd. (F) (Securities Brokerage)                              282,969
     62,900           Regional Container Lines (F) (Shipping)                                              724,137
    118,800           Sahaviriya Steel Industries (F) (Steel)                                              157,991
     19,600           Siam Cement Public Company Ltd.(F) (Building Materials)                            1,086,209
     24,700           Thai Farmers Bank Public Company, Ltd. (Banks)                                       168,701
    221,000           Thai Farmers Bank Public Company, Ltd. (F) (Banks)                                 1,509,430
     50,400           United Communications Industry (F) (Telecommunications)                              644,256
    250,100           Wongpaitoon Footwear Public Company, Ltd. (F) (Footwear)                             238,285
                                                                                                       -----------
                                                                                                         9,426,824
                                                                                                       -----------

                      TURKEY--1.0%
                      -----------------------------------------------------------------------------
    299,000           Alarko Holdings. (Holding)                                                           120,287
    521,300           Cimentas*** (Building Materials)                                                     308,158
    907,100           Efes Pilsen** (Food and Beverage)                                                     61,469
     36,900           Erciyas Biracilik ve Malt, ADR+ (Food and Beverage)                                  359,775
  1,297,900           Kartonsan (Pulp and Paper)                                                           340,992
  2,678,100           Koc Holding (Holding)                                                                382,586
    632,792           Tat Konserve (Food and Beverage)                                                     400,041
  2,216,000           Trakya Cam Sanayil (Glass)                                                           225,603
                                                                                                       -----------
                                                                                                         2,198,911
                                                                                                       -----------

                      VENEZUELA--0.5%
                      -----------------------------------------------------------------------------
    482,000           Sivensa (Steel)                                                                      153,620
    342,000           Sivensa, ADR (Steel)                                                                 641,250
     46,449           Venprecar, GDS+ (Steel)                                                              171,165
                                                                                                       -----------
                                                                                                           966,035
                                                                                                       -----------

                      VIETNAM--0.0%#
                      -----------------------------------------------------------------------------
      7,000           The Vietnam Frontier Fund+(Mutual Funds)                                              71,575
                                                                                                            ------

                      -----------------------------------------------------------------------------
                      TOTAL COMMON STOCKS
                        (Cost $169,998,701)                                                            166,513,292

                      PREFERRED STOCKS--11.4%

                      BRAZIL--10.6%

384,075,000           Banco Bradesco (Banks)                                                             3,358,853
  2,940,000           Brahma (Food and Beverage)                                                         1,209,969
  1,255,000           Cimento Itau (Building Materials)                                                    299,563
  2,482,956           Coteminas (Apparel and Textiles)                                                     830,249
 18,015,000           Electrobras "B" (Electric Utilities)                                               4,874,680
 14,715,000           Industrias Romi, S.A. (Machinery and Machine Tools)                                  310,363
      9,400           Kepler Weber S.A. (Machinery and Machine Tools)                                       24,179
 21,340,000           Lojas Renner S.A. (Retail Trade)                                                     570,852
  3,720,000           Marcopolo S.A., "B" Shares, NPV (Auto/Auto Parts)                                    551,139

   The accompanying notes are an integral part of these financial statements.


                            ---------- 8 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO


                                                                                                           VALUE
     SHARES                                                                                               (NOTE 1)

 21,528,286           Petroleo Brasileiro (Oil)                                                         $1,838,194
677,510,500           Randon (Auto/Auto Parts)                                                             411,267
  2,301,500           Sadia Concordia (Food and Beverage)                                                1,704,903
  4,760,000           Shultz (Steel)                                                                       139,575
 46,423,872           Telebras (Telecommunications)                                                      2,235,338
  3,990,000           Telesp (Telecommunications)                                                          587,036
 20,577,000           Vale do Rio Doce (Metals and Mining)                                               3,387,335
                                                                                                       -----------
                                                                                                        22,333,495
                                                                                                       -----------

                      GREECE--0.0%#
      8,000           Aegek (Heavy Construction)                                                            51,981
                                                                                                       -----------

                      KOREA--0.7%
     22,160           Mando Machinery Corporation (Auto/Auto Parts)                                        590,605
      6,138           Samsung Electronics Ltd. (Electronics)                                               720,507
      6,700           SsangYong Investments & Securities (Securities Brokerage)                             70,390
                                                                                                       -----------
                                                                                                         1,381,502

                      PHILIPPINES--0.1%

      5,600           Philippine Long Distance Telephone, "A" Shares (Telecommunications)                  291,550
                                                                                                       -----------

                      -----------------------------------------------------------------------------
                      TOTAL PREFERRED STOCKS
                       (Cost $24,944,073)                                                               24,058,528
                                                                                                       -----------

PRINCIPAL AMOUNT
----------------
CONVERTIBLE BONDS--4.0%

$1,315,000            Bangkok Bank., 3.250% due 03/03/04 (Banks)                                         1,400,475
 1,297,000            Ban Pu Coal, 3.500% due 08/25/04 (Coal)                                            1,593,689
   180,000            Siam Sindorn, 2.000% due 07/31/00 (Real Estate)                                      156,600
 1,055,000            U-Ming Marine, 1.500% due 02/07/01 (Shipping)                                      1,002,250
 2,955,000            United Engineers, 2.000% due 03/01/04 (Heavy Construction)                         3,357,619
   444,000            United Microelectronics, 1.250% due 06/08/04 (Semiconductors)                        559,440
   210,000            United Microelectronics, 1.250% due 06/08/04*** (Semiconductors)                     264,600
                      -----------------------------------------------------------------------------
                      TOTAL CONVERTIBLE BONDS
                      (Cost $8,874,877)                                                                  8,334,673
                                                                                                       -----------

                                                                                                           VALUE
PRINCIPAL AMOUNT                                                                                          (NOTE 1)
----------------                                                                                          --------
CORPORATE BONDS--0.5%

MYR  22,666           AMLB Loan Stock @ 7.500% (Diversified Financial Services)                            $14,904
MYR 109,000           AMMB Loan Stock @ 7.500% (Diversified Financial Services)                             57,940
SAFR 590,000          Barlow Ltd. 7.000% due 09/20/04 (Building Materials)                                 935,150
                      -----------------------------------------------------------------------------
                      TOTAL CORPORATE BONDS

                      (Cost $721,959)                                                                    1,007,994
                                                                                                       -----------

   The accompanying notes are an integral part of these financial statements.

                            ---------- 9 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO



SHARES
------
RIGHTS--0.1%

                      BRAZIL--0.0%#
 7,064,404            Banco Bradesco, Rights, Expire 02/15/96+ (Banks)                                    $11,629
                                                                                                          -------
                      KOREA-0.0%#
       136            Samsung Electronics Ltd., Rights, Expire 01/01/96+ (Electronics)                     23,473
                                                                                                          -------
                      PAKISTAN--0.0%#
    72,072            DG Khan Cement, Rights, Expire 01/01/96+(Building Materials)                         25,277
                                                                                                          -------
                      PHILIPPINES--0.1%
      6,100           Philippine Long Distance Telephone, Rights, Expire 12/31/96+(Telecommunications)    190,915
                                                                                                          -------
                      -----------------------------------------------------------------------------
                      TOTAL RIGHTS
                        (Cost $241,456)                                                                   251,294
                                                                                                          -------

                                                                                                                 VALUE
PRINCIPAL AMOUNT                                                                                                (NOTE 1)
----------------                                                                                                --------
WARRANTS--0.1%

                               INDONESIA-0.0%#
    41,800                     Bank Bali (F), Warrants, Expire 08/29/00+ (Banks)                                    18,281
                                                                                                               -----------

                               MALAYSIA--0.1%
   192,000                     DCB Holdings Corporation, Warrants, Expire 12/28/99+ (Banks)                        190,511
    19,000                     Petronas Gas, Warrants, Expire 08/17/00+ (Oil)                                       30,823
                                                                                                               -----------
                                                                                                                   221,334
                                                                                                               -----------

                               -----------------------------------------------------------------------------
                               TOTAL WARRANTS
                                 (Cost $179,580)                                                                   239,615
                                                                                                               -----------

                               -----------------------------------------------------------------------------
                               TOTAL SECURITIES
                                 (Cost $204,960,646)                                                           200,405,396
                                                                                                               -----------


REPURCHASE AGREEMENTS--5.2%

$5,453,000                     Agreement with Chemical Bank Tri-Party, 6.000% dated 12/29/95 to be repurchased at $5,456,635, on 01/02/96 collateralized by
                               $5,562,170 market value of U.S. Government securities, having
                               various maturities and various  interest rates                                  $ 5,453,000
 5,453,000                     Agreement with Paine Webber  Tri-Party, 6.000% dated 12/29/95 to be repurchased at $5,456,635, on 01/02/96 collateralized by
                               $5,562,271 market value of U.S. Government securities, having
                               various maturities and various  interest rates                                    5,453,000
                                                                                                                 ---------
                               -----------------------------------------------------------------------------
                               TOTAL REPURCHASE AGREEMENTS

                               (Cost $10,906,000)                                                               10,906,000
                                                                                                                ----------

TOTAL INVESTMENTS
   (Cost $215,866,646*)                                                                            100.3%     $211,311,396

OTHER ASSETS AND LIABILITIES
   (Net)                                                                                            (0.3)         (670,160)
                                                                                                              ------------
NET ASSETS                                                                                         100.0%     $210,641,236
                                                                                                   -----      ------------
----------

   The accompanying notes are an integral part of these financial statements.

                            ---------- 10 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO



  * Aggregate cost for Federal tax purposes.

 ** Illiquid or Special Situation Security (See Note 5 to Financial Statements).

*** Security exempt from registration under Rule 144A of the Securities Act of 1933.

    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  + Non-income producing security.

  # Amount represents less than 0.1%.

ABBREVIATIONS:

ADR                   American Depositary Receipt
ADS                   American Depositary Share
(F)                   Foreign or alien shares.
GDR                   Global Depositary Receipt
GDS                   Global Depositary Share
MYR                   Malaysian Ringgit
ORD                   Ordinary
RDC                   Russian Depositary Share
SAFR                  South African Financial Rand



   The accompanying notes are an integral part of these financial statements.


                            ---------- 11 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO


                       Statement of Assets and Liabilities
                          December 31, 1995 (Unaudited)

----------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value (Identified cost $215,866,646) (Note 1):                                           $ 211,311,396
Cash                                                                                                         1,085,383
Foreign currency (Cost $4,397,350)                                                                           4,393,025
Forward foreign exchange contracts to buy, at value (Contract cost $3,189,849) (Note 3)                      3,185,189
Receivables:
     Investment securities sold                                                                                603,680
     Dividends                                                                                                 236,864
     Interest                                                                                                  108,005
Other Assets:
     Organization costs (Note 1)                                                                                21,540
                                                                                                         -------------
Total Assets                                                                                               220,945,082

----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Forward foreign currency exchange contracts to buy (Note 3)                                              $   3,189,849
Payables:
     Investment securities purchased                                                                         6,972,151
     Custodian fees                                                                                             84,280
     Management fee                                                                                             23,038
     Trustees' fees and expenses                                                                                 2,470
     Transfer agency and servicing fees                                                                            332
     Accrued liabilities and expenses                                                                           31,726
                                                                                                         -------------
Total Liabilities                                                                                           10,303,846
                                                                                                         -------------

----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                               $ 210,641,236
NET ASSETS consist of:
Accumulated net investment loss                                                                          $    (354,398)
Accumulated net realized loss on securities sold, forward foreign currency
     exchange contracts and foreign currency transactions                                                  (17,085,993)
Net unrealized depreciation on securities, forward foreign currency exchange contracts,
     foreign currency transactions and net other assets                                                     (4,565,404)
Shares of beneficial interest                                                                                   49,283
Additional paid-in capital                                                                                 232,597,748
TOTAL NET ASSETS                                                                                         $ 210,641,236
                                                                                                         -------------
Net Asset Value, per share outstanding*                                                                  $       42.74
                                                                                                         -------------
Maximum offering price per share (Note 4) ($42.74 / .9925) (based on maximum investment expense
reimbursement fee of 0.75% of the offering price)                                                        $       43.06
                                                                                                         -------------
Number of Fund shares outstanding                                                                            4,928,252
                                                                                                         -------------


----------
* Redemption price per share is equal to Net Asset Value less any applicable investment expense reimbursement fee (Note 4).


   The accompanying notes are an integral part of these financial statements.


                            ---------- 12 ----------

          MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO

                             Statement of Operations
             For the Six Months Ended December 31, 1995 (Unaudited)

------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $141,638)                 $ 1,126,319
Interest                                                                     494,713
                                                                         -----------
     Total Income                                                          1,621,032

------------------------------------------------------------------------------------
EXPENSES:
Management fee (Note 2)                                                  $ 1,578,433
Custodian fees                                                               275,778
Administration fee (Note 2)                                                   48,928
Legal and audit fees                                                          30,466
Amortization of organization costs (Note 1)                                    3,983
Trustees' fees and expenses                                                    4,822
Transfer agency and servicing fees                                             1,160
Other                                                                         96,906
Fees deferred by Manager and expenses waived by Administrator (Note 2)      (718,772)
                                                                         -----------
     Total Expenses                                                        1,321,704

------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        299,328
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
     Securities transactions                                              (1,960,330)
Forward foreign currency exchange contracts                                 (315,355)
     Foreign currency transactions                                           (68,560)
Net realized loss on investments during the period                        (2,344,245)
                                                                         -----------
Net change in unrealized depreciation of:
     Securities                                                           (6,159,715)
Forward foreign currency exchange contracts                                   (1,368)
     Foreign currency and net other assets                                    (2,109)
                                                                         -----------
Net unrealized depreciation of investments during the period              (6,163,192)
                                                                         -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                           (8,507,437)
                                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $(8,208,109)
                                                                         -----------

   The accompanying notes are an integral part of these financial statements.


                            ---------- 13 ----------

          MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO

                       Statement of Changes in Net Assets

                                                                                    Six Months
                                                                                Ended 12/31/95       Year Ended
                                                                                   (Unaudited)         06/30/95

---------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income                                                            $     299,328    $     427,096
Net realized loss on securities transactions, forward foreign currency
     exchange contracts and foreign currency transactions during the period         (2,344,245)     (10,528,300)
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, foreign currency and net other assets during
     the period                                                                     (6,163,192)      12,656,445
                                                                                 -------------    -------------
Net increase/(decrease) in net assets resulting from operations                     (8,208,109)       2,555,241
Distributions to shareholders from net investment income                              (169,409)         (40,810)
Net increase from beneficial interest transactions (Note 4)                         32,353,238       57,066,548
                                                                                 -------------    -------------
Net increase in net assets                                                          23,975,720       59,580,979

---------------------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                                                186,665,516      127,084,537
                                                                                 -------------    -------------
End of period (including accumulated net investment loss $(354,398) and
     $(484,317), respectively)                                                   $ 210,641,236    $ 186,665,516
                                                                                 -------------    -------------

   The accompanying notes are an integral part of these financial statements.



                            ---------- 14 ----------

                             THE MONTGOMERY FUNDS II

                              Financial Highlights
              For a Fund share outstanding throughout each period.

                                                                      Six Months
                                                                        Ended         Year      Period
                                                                      12/31/95       Ended       Ended
                                                                     (Unaudited)    06/30/95    06/30/94*
                                                                     -----------    --------    ---------
Net asset value--beginning of period                                  $  44.61      $  43.71    $  50.00
                                                                      --------      --------    --------
Net investment income                                                     0.02          0.13        0.09
Net realized and unrealized gain/(loss) on investments                   (1.91)         0.67       (6.67)
                                                                      --------      --------    --------
Total from investment operations                                         (1.89)         0.80       (6.58)
Effect of redemption expense reimbursement fee                            0.06          0.11        0.29
Distributions from net investment income                                 (0.04)        (0.01)        --
                                                                      --------      --------    --------
Net asset value--end of period                                        $  42.74      $  44.61    $  43.71
                                                                      --------      --------    --------
     Total return**                                                      (4.11)%        2.09%     (12.58)%
                                                                      --------      --------    --------

----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                  $210,641      $186,666    $127,085
Ratio of operating expenses to average net assets                         1.35%         1.40%       1.40%
Ratio of net investment income to average net assets                      0.31%         0.29%       0.47%
Portfolio turnover rate                                                     48%          101%         33%
Ratio of operating expenses to average net assets before deferral
      of fees by Manager and waiver of expenses by Administrator          2.08%         1.79%       1.81%
Net investment income/(loss) per share before deferral of fees by
     Manager and waiver of expenses by Administrator                  $  (0.11)     $  (0.05)   $   0.01

----------
 * The Montgomery Institutional Series: Emerging Markets Portfolio commenced operations on December 17, 1993.
**  Total return represents aggregate total return for the periods indicated.
 +  Annualized.
++ Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the year since the use of the undistributed method does not accord with the results of operations.



                            ---------- 15 ----------

                             THE MONTGOMERY FUNDS II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:

    The Montgomery Funds II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of December 31, 1995, the Trust had two publicly offered series, the Montgomery Asset Allocation Fund and the Montgomery Institutional Series: Emerging Markets Portfolio.

    The Montgomery Funds II were organized as a Delaware business trust on September 8, 1993 and commenced operations with the Montgomery Institutional
Series: Emerging Markets Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares were sold to Montgomery Asset Management, L.P. and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public). On December 1, 1995, the Montgomery Asset Allocation Fund commenced offering Class P Shares. As of December 31, 1995, no Class P Shares had been sold. Any shares outstanding prior to December 1, 1995 were designated as Class R Shares.

    Information presented in these financial statements pertains only to the Montgomery Institutional Series: Emerging Markets Portfolio (the "Fund"). The financial statements for the Montgomery Asset Allocation Fund have been presented under separate cover.

The following is a summary of significant accounting policies:

    a. PORTFOLIO VALUATION--The Fund's securities, including American Depositary Receipts and European Depositary Receipts, which are traded on securities exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales and in the case of fixed income securities, at the mean between the last available bid and asked price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation.

    Securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will have their value translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated value of such securities. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

    Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

    b. REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government or other debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of



                            ---------- 16 ----------

                             THE MONTGOMERY FUNDS II

the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

    c. FOREIGN CURRENCY--Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

    d. FORWARD FOREIGN CURRENCY CONTRACTS--Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

    When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    e. DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income of the Fund are declared and paid annually.

    Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

    f. SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

    g. FEDERAL INCOME TAXES--The Fund has qualified and it is the intention of the Fund to continue to qualify and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes.

    h. ORGANIZATION COSTS--Expenses incurred in connection with the organization of the Fund, excluding the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations, are amortized on a straight-line basis over a period of five years from December 17, 1993.

    i. EXPENSES--Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned between the Funds in the Trust.



                            ---------- 17 ----------

                             THE MONTGOMERY FUNDS II

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

    a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc. The sole limited partner of the Manager is Montgomery Securities, the Fund's principal underwriter and distributor. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

    Pursuant to an investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) based upon the average daily net assets of the Fund, at an effective annual rate of 1.05% of average daily net assets before any deferral or recoupment of fees for the period ending December 31, 1995. The Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below the lesser of 1.40% of average daily net assets or the maximum allowed by applicable state expense limitations. Any reductions made for the Fund by the Manager are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery. For the six months ending December 31, 1995, the Manager recouped fees of $584,622, which had been deferred during prior fiscal years.

    For the six months ended December 31, 1995, the Manager has deferred fees as follows:

                                                                          Fees
                                                                        Deferred
                                                                        --------
Montgomery Institutional Series: Emerging Markets Portfolio             $689,639

    As of December 31, 1995, the amount deferred management fees subject to recoupment is $689,639.

    b. Montgomery Asset Management, L.P., serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets. For the six months ended 12/31/95, the Administrator waived fees of $29,133.

    c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee of the Montgomery Funds II who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $30,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all three Trusts advised by the Manager ($5,000 of which was allocated to the Montgomery Funds II and the Montgomery Funds III, together).

    d. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees to its distributor. Therefore, Montgomery Securities has received no direct compensation for serving as the Fund's principal underwriter and distributor.

    e. For the six months ended December 31, 1995, the Fund's securities transactions generated commissions of $1,054,546, none of which was paid to Montgomery Securities.



                            ---------- 18 ----------

                             THE MONTGOMERY FUNDS II

3. SECURITIES TRANSACTIONS:

    a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 1995, was as follows:

                                                                   PURCHASES       SALES
                                                                   ---------       -----
Montgomery Institutional Series: Emerging Markets Portfolio      $127,425,064   $86,433,557

    b. At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were as follows:

                                                                  TAX BASIS      TAX BASIS
                                                                 UNREALIZED     UNREALIZED
                                                                APPRECIATION   DEPRECIATION
                                                                ------------   ------------
Montgomery Institutional Series: Emerging Markets Portfolio      $13,068,285    $17,623,535

    c. The Fund regularly trades forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.

    The contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Summaries of obligations under these financial instruments at December 31, 1995 were as follows:

                                                                  Contract
                                                                    Value        Value
                                                                    Date       (Note 1)
                                                                    ----       --------
MONTGOMERY INSTITUTIONAL SERIES:  EMERGING MARKETS PORTFOLIO:

Forward Foreign Currency Exchange Contracts to Buy:
8,035,578 Hong Kong Dollars                                       01/02/96   $1,039,195
853,204 South African Financial Rand                              01/02/96      234,043
4,547,609,965 Turkish Lira                                        01/02/96       74,673
75,343 Argentine Peso                                             01/03/96       75,332
118,151 Brazilian Real                                            01/03/96      121,561
2,529,856 Malaysian Ringgit                                       01/03/96      996,090
81,159 Argentine Peso                                             01/04/96       81,147
2,686,584 Philippine Peso                                         01/04/96      102,397
120,337,561 Indonesian Rupee                                      01/05/96       52,620
1,036,722 Malaysian Ringgit                                       01/09/96      408,131
                                                                             ----------
    TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY
    (Cost $3,189,849)                                                        $3,185,189
                                                                             ----------



                            ---------- 19 ----------

                            THE MONTGOMERY FUNDS II


4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST :

    The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                                 Year Ended                   Year Ended
                                               June 30, 1995                June 30, 1994
                                               -------------                -------------
                                           Shares        Amount         Shares         Amount
                                           ------        ------         ------         ------
MONTGOMERY INSTITUTIONAL SERIES:
EMERGING MARKETS PORTFOLIO:
Shares Sold                               821,322    $  35,748,906     1,300,698    $  58,240,51
Issued as reinvestment of dividends         3,176      129,186,719           719          32,717
Shares redeemed                           (80,730)      (3,524,854)      (24,246)     (1,206,683)
                                          -------    -------------     ---------    ------------
Net Increase                              743,768    $  32,353,238     1,277,171    $ 57,066,548
                                          -------    -------------     ---------    ------------

    To the extent consistent with certain tax requirements, investment expense reimbursement fees and redemption expense reimbursement fees of 0.75% may be imposed on the purchase or redemption of Fund shares. Payment of such fees reflected in the dollar amount above are paid in cash. This adjustment is not a sales charge. It is kept in the Fund for the benefit of all shareholders. The purpose of the adjustment is to prevent the performance of the Fund from being adversely affected by the transaction costs created by the investment of cash received by the Fund or the sale of securities to obtain cash.

5. ILLIQUID AND SPECIAL SITUATION SECURITIES:

    The Fund may not invest more than 15% of its net assets in illiquid securities. The following securities have been determined by the Manager to be illiquid because they are restricted or there is an exceptionally low trading volume in the primary trading market for the security at December 31, 1995.

                                                                              MARKET                    % OF
                                                                12/31/95       VALUE                    TOTAL
                                      AQUISITION                 MARKET         PER                      NET
SHARES                                 SECURITY     SHARES       VALUE         SHARE       COST        ASSETS
------                                 --------     ------       -----         -----       ----        ------
 ASE                                   06/05/95     827,089  $ 2,000,508     $  2.42   $ 1,883,412       0.95%
 Cathay Life Insurance                 06/15/95     242,680    1,111,702        4.58     1,173,619       0.53
 China Steel Corporation               06/15/95   1,386,000    1,107,297        0.80     1,206,848       0.52
 Efes Pilsen                           07/12/94     907,100       61,469        0.07        67,992       0.03
 Global Telesystems Group Inc          05/18/95       9,152      153,388       16.76        98,177       0.07
 Nan Ya Plastics                       07/18/95     697,170    1,057,751        1.52     1,244,226       0.50
 Pacific Construction                  07/10/95   1,299,000      928,299        0.71       926,136       0.44
 Pepsi International Bottlers          12/27/95       9,000      900,000      100.00       900,000       0.43
 Phoenixtec Power                      07/18/95     442,750      892,412        2.02       965,699       0.42
 Taiwan Mask                           07/18/95     317,000      755,121        2.38       675,511       0.36
 Taiwan Semiconductor Company          06/05/95     484,200    1,517,173        3.13     1,791,626       0.72
 United Microelectronics Corporation   06/05/94         500        1,255        2.51         1,439       0.00#
 Yageo Corporation                     08/16/95      29,000       54,733        1.89        60,891       0.03
                                                             -----------                                 ----
                                                             $10,541,108                                 5.00%
                                                             -----------                                 ----

-------------
# Amount represents less than 0.01%.



                            ---------- 20 ----------

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO


    The following securities held by the Fund on December 31, 1995 are generally unrestricted securities for which reliable market prices can be established. These securities are valued at their market prices. However, because the process of re-registering foreign securities in the Fund's name can take more than seven days, the following shares of each of these securities were deemed restricted or illiquid in the hands of the Fund at December 31, 1995. The Fund bears the cost of re-registering these securities:

                                                                        MARKET                   % OF
                                                            12/31/95     VALUE                  TOTAL
                                     AQUISITION              MARKET       PER                    NET
SHARES                                SECURITY    SHARES      VALUE      SHARE      COST       ASSETS
------                                --------    ------      -----      -----      ----       ------
 Adamjee Insurance Company            07/26/95    21,020   $   62,662   $ 2.98   $   14,396      0.03%
 Arab Malaysian Corporation           11/15/95   205,000      742,607     3.62      713,248      0.35
 Arab Malaysian Finance (F)           12/21/95   121,000      514,549     4.25      475,358      0.25
 Arvind Mills, Ltd                    07/18/95       480        1,665     3.47        2,222      0.00#
 Carrier Aircon Ltd                   06/27/95     3,284       15,876     4.83       16,034      0.01
 Dandot Cement                        03/07/95    10,500        5,600     0.53       33,755      0.00#
 DCB Holdings Corporation             06/27/95   150,000      437,060     2.91      391,920      0.21
 DG Khan Cement                       09/09/95    59,940       52,555     0.88       68,478      0.03
 Floatglass                           07/14/95     8,600        8,315     0.97       11,789      0.00#
 Grasim Industries Ltd                07/14/95        74        1,132    15.30        1,494      0.00#
 IJM Corporation Berhad               09/12/95    77,000      122,487     1.59      134,954      0.06
 ICI Corporation                      05/17/95     1,395        3,154     2.26        2,899      0.00#
 IOI Industrial Oxygen                06/07/95   323,000      316,679     0.98      407,357      0.15
 Khadim Ali Shah Bikhari and Company  10/06/94     6,390        4,762     0.75       19,787      0.00#
 Kwong Yik Bank                       09/19/95   238,000      510,730     2.15      510,730      0.24
 Lok Housing                          05/17/95       100          225     2.25          424      0.00#
 Metacorp Berhad                      07/19/95    33,000       85,758     2.60       97,164      0.04
 Nishat Textile                       08/28/95    48,348       41,331     0.85       97,090      0.02
 Pakistan State Oil                   09/14/95     4,000       30,980     7.74       27,304      0.01
 Tata Iron and Steel Company Ltd      07/18/95    14,743       82,383     5.59      112,010      0.04
 Telekom Malaysia                     06/07/95    89,000      693,861     7.80      719,388      0.33
                                                           ----------                            ----
                                                           $3,734,371                            1.77%
                                                           ----------                            ----

-----------
# Amount represents less than 0.01%.

6. FOREIGN SECURITIES:

    The Fund purchases securities in emerging market countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-evaluation of currencies, less reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

7. CAPITAL LOSS CARRYFORWARD:

    At June 30, 1995, the Montgomery Institutional Series: Emerging Markets Portfolio had available for federal income tax purposes unused capital losses of $4,067,977 expiring in 2002.

    Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. In the fiscal year ended June 30, 1995, the Portfolio elected to defer losses of $10,580,930 occurring between November 1, 1994 and June 30, 1995.

    Such deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 1996.

   The accompanying notes are an integral part of these financial statements.



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                            ---------- 24 ----------
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                               [MONTGOMERY LOGO]

                          MONTGOMERY ASSET MANAGEMENT

    600 Montgomery Street, San Francisco, California 94111 Tel 415 627-2400